Baird Intermediate Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 48.3%	Par	Value
United States Treasury Note/Bond
2.25%, 11/15/2025	$142,925,000	$137,319,660
4.00%, 02/15/2026	287,225,000	283,713,226
4.50%, 07/15/2026	155,050,000	154,862,244
4.38%, 08/15/2026	480,250,000	478,542,860
1.13%, 10/31/2026	374,795,000	344,342,906
4.63%, 11/15/2026	384,825,000	386,192,934
4.13%, 02/15/2027	70,000,000	69,436,718
1.13%, 08/31/2028	498,700,000	436,323,542
2.38%, 03/31/2029	408,200,000	374,332,156
2.75%, 05/31/2029	154,475,000	143,981,561
3.88%, 12/31/2029	575,225,000	565,136,094
4.13%, 08/31/2030	417,100,000	414,721,229
4.00%, 01/31/2031	93,125,000	91,975,488
1.25%, 08/15/2031	67,775,000	55,249,862
2.88%, 05/15/2032	133,700,000	121,494,653
3.50%, 02/15/2033	409,950,000	388,587,760
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,494,021,800)		4,446,212,893

CORPORATE BONDS - 38.1%	Par	Value
Financials - 18.7%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	26,048,000	25,647,741
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	12,200,000	11,118,629
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)	5,000,000	5,087,323
AerCap Holdings NV
2.45%, 10/29/2026 (Callable 09/29/2026)	10,000,000	9,283,757
6.45%, 04/15/2027 (Callable 03/15/2027) (a)	5,399,000	5,545,319
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	5,000,000	5,213,791
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	5,000,000	5,022,508
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	14,000,000	15,412,121
American Express Co., 4.99% to 05/01/2025 then SOFR + 1.00%, 05/01/2026 (Callable 05/01/2025)	12,000,000	11,929,251
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,244,260
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	9,000,000	6,880,016
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)	7,000,000	7,521,577
5.45%, 07/15/2034 (Callable 04/15/2034)	10,000,000	10,076,236
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032 (a)	5,000,000	5,373,792
Aviation Capital Group LLC, 6.75%, 10/25/2028 (Callable 09/25/2028) (a)	6,850,000	7,143,888
Banco Santander SA
5.18%, 11/19/2025	5,000,000	4,944,145
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	4,500,000	4,105,159
6.61%, 11/07/2028	6,600,000	6,980,649
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	4,000,000	3,998,307
2.75%, 12/03/2030	4,000,000	3,302,437
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	2,000,000	1,664,030
6.92%, 08/08/2033	4,000,000	4,188,899
6.35%, 03/14/2034	5,000,000	5,010,578
Bank of America Corp.
3.09% to 10/01/2024 then 3 mo. Term SOFR + 1.35%, 10/01/2025 (Callable 10/01/2024)	3,295,000	3,251,698
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027 (Callable 01/20/2026)	7,500,000	7,463,817
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	5,000,000	4,611,460
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028 (Callable 01/20/2027)	375,000	361,314
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	5,050,000	4,834,191
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	7,675,000	7,494,892
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)	10,000,000	9,928,265
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	5,000,000	5,174,983
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	1,689,000	1,583,536
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	10,568,000	10,106,029
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	4,350,000	3,847,328
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	5,295,000	5,104,496
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	10,650,000	10,618,672
Bank of Ireland Group PLC, 2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	11,243,000	10,275,877
Bank of Nova Scotia
4.50%, 12/16/2025	7,000,000	6,885,668
5.25%, 06/12/2028	5,000,000	5,044,451
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	14,850,000	14,680,386
5.79%, 07/13/2028 (a)	2,500,000	2,563,806
Barclays PLC
3.65%, 03/16/2025	275,000	269,754
3.93% to 05/07/2024 then 3 mo. LIBOR US + 1.61%, 05/07/2025 (Callable 05/07/2024) (b)	4,500,000	4,490,852
4.34%, 01/10/2028 (Callable 01/10/2027)	8,790,000	8,485,004
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	10,000,000	10,394,351
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	6,500,000	6,706,508
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	8,100,000	8,650,783
BNP Paribas SA
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024) (a)	5,000,000	4,904,035
4.38%, 05/12/2026 (a)	8,288,000	8,067,528
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	4,250,000	3,951,407
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)	5,000,000	5,026,675
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)	2,000,000	1,750,247
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)	4,625,000	4,623,780
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	5,000,000	4,248,450
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)	7,000,000	5,961,692
Boston Properties LP, 3.20%, 01/15/2025 (Callable 10/15/2024)	12,400,000	12,149,970
BPCE SA
4.63%, 07/11/2024 (a)	10,500,000	10,442,985
4.88%, 04/01/2026 (a)	3,386,000	3,323,510
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (a)	5,000,000	5,233,568
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	11,500,000	9,418,365
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032) (a)	6,200,000	6,216,344
6.51% to 01/18/2034 then 1 yr. CMT Rate + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	4,000,000	4,069,991
Brown & Brown, Inc.
4.20%, 09/15/2024 (Callable 06/15/2024)	10,461,000	10,386,756
4.50%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,498,544
2.38%, 03/15/2031 (Callable 12/15/2030)	3,500,000	2,902,149
4.20%, 03/17/2032 (Callable 12/17/2031)	10,000,000	9,239,227
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	15,525,000	15,668,579
6.09%, 10/03/2033 (Callable 07/03/2033)	13,375,000	14,085,718
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)	5,000,000	4,764,915
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,132,139
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	3,000,000	2,989,598
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	12,000,000	13,259,545
Centene Corp., 2.45%, 07/15/2028 (Callable 05/15/2028)	5,450,000	4,831,694
Citigroup, Inc.
3.35% to 04/24/2024 then 3 mo. Term SOFR + 1.16%, 04/24/2025 (Callable 04/24/2024)	10,590,000	10,572,218
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	14,000,000	13,504,034
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	3,000,000	2,830,230
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	5,000,000	4,979,609
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	10,000,000	8,493,002
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	7,425,000	6,638,393
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,278,706
Citizens Bank NA, 2.25%, 04/28/2025 (Callable 03/28/2025)	19,275,000	18,547,750
Citizens Financial Group, Inc., 2.85%, 07/27/2026 (Callable 04/27/2026)	300,000	281,603
CNA Financial Corp.
4.50%, 03/01/2026 (Callable 12/01/2025)	5,370,000	5,296,824
2.05%, 08/15/2030 (Callable 05/15/2030)	4,875,000	4,084,599
5.13%, 02/15/2034 (Callable 11/15/2033)	3,300,000	3,211,249
CNO Global Funding, 2.65%, 01/06/2029 (a)	15,000,000	13,070,786
Commonwealth Bank of Australia, 3.78%, 03/14/2032 (a)	20,000,000	17,686,187
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,700,000	7,567,106
3.75%, 07/21/2026	1,826,000	1,755,375
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027) (a)	7,700,000	7,333,325
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	13,825,000	12,930,365
Credit Agricole SA
5.59%, 07/05/2026 (a)	8,200,000	8,265,729
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026) (a)	4,000,000	3,707,892
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	14,250,000	14,789,987
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	7,500,000	7,629,193
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	5,000,000	4,708,002
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	25,000,000	24,130,144
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029) (a)	12,650,000	12,741,265
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	10,000,000	10,278,528
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	3,450,000	3,152,718
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	5,000,000	5,230,590
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,000,000	4,214,281
Deutsche Bank AG/New York NY, 5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	18,700,000	18,685,867
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	300,000	285,433
4.65%, 09/13/2028 (Callable 06/13/2028)	10,000,000	9,684,253
Discover Financial Services
3.95%, 11/06/2024 (Callable 08/06/2024)	4,200,000	4,152,098
3.75%, 03/04/2025 (Callable 12/04/2024)	250,000	245,482
4.10%, 02/09/2027 (Callable 11/09/2026)	12,000,000	11,582,296
6.70%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,639,015
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	5,000,000	5,667,283
Equitable Financial Life Global Funding, 1.40%, 07/07/2025 (a)	225,000	213,363
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,600,102
4.00%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,415,517
5.50%, 07/01/2030 (Callable 05/01/2030)	7,000,000	7,076,008
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	3,275,000	3,326,045
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)	5,000,000	5,156,253
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	3,000,000	2,889,621
FirstMerit Bank NA, 4.27%, 11/25/2026	5,450,000	5,185,307
Goldman Sachs Group, Inc.
3.27% to 09/29/2024 then 3 mo. Term SOFR + 1.46%, 09/29/2025 (Callable 09/29/2024)	3,500,000	3,457,992
1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026 (Callable 12/09/2025)	2,000,000	1,859,711
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)	15,700,000	14,440,816
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	2,000,000	1,862,383
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)	26,125,000	25,004,188
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	5,025,000	4,809,460
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	3,100,000	2,985,342
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,102,666
Guardian Life Global Funding
5.55%, 10/28/2027 (a)	15,000,000	15,315,398
5.74%, 10/02/2028 (a)	22,200,000	23,024,960
Hartford Financial Services Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)	4,600,000	4,127,299
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030) (a)	10,275,000	8,656,119
High Street Funding Trust I, 4.11%, 02/15/2028 (Callable 11/15/2027) (a)	5,000,000	4,715,284
HSBC Holdings PLC
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	7,485,000	7,346,482
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	15,000,000	15,139,026
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	10,000,000	9,708,202
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	1,500,000	1,402,267
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)	9,100,000	9,108,493
Huntington Bancshares, Inc./OH, 4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	4,837,000	4,669,718
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	3,833,000	3,694,844
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)	10,000,000	10,384,030
Invesco Finance PLC, 3.75%, 01/15/2026	300,000	292,671
Jackson National Life Global Funding, 5.25%, 04/12/2028 (a)	6,000,000	5,869,033
Jefferies Group LLC
4.85%, 01/15/2027	1,700,000	1,687,135
6.45%, 06/08/2027	3,325,000	3,429,326
JPMorgan Chase & Co.
2.30% to 10/15/2024 then SOFR + 1.16%, 10/15/2025 (Callable 10/15/2024)	13,000,000	12,769,010
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026 (Callable 03/13/2025)	7,625,000	7,372,886
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	3,000,000	2,891,549
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	5,000,000	4,661,106
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027 (Callable 04/22/2026)	7,000,000	6,491,012
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	5,000,000	4,561,172
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	13,150,000	12,440,845
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	10,000,000	10,402,437
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	1,500,000	1,296,178
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	150,000	122,239
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	5,000,000	4,224,314
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,000,000	7,030,735
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,422,216
KeyBank NA, 3.40%, 05/20/2026	2,200,000	2,073,968
Kite Realty Group LP, 5.50%, 03/01/2034 (Callable 12/01/2033)	5,000,000	4,970,566
LeasePlan Corp. NV, 2.88%, 10/24/2024 (a)	10,250,000	10,083,590
Liberty Mutual Group, Inc., 4.57%, 02/01/2029 (a)	1,559,000	1,520,090
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	8,850,000	8,150,384
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)	10,000,000	9,573,986
LPL Holdings, Inc.
4.63%, 11/15/2027 (Callable 04/04/2024) (a)	10,800,000	10,358,179
4.00%, 03/15/2029 (Callable 05/02/2024) (a)	2,000,000	1,839,644
M&T Bank Corp., 4.00%, 07/15/2024 (Callable 05/02/2024)	5,000,000	4,964,059
Macquarie Group Ltd.
5.11% to 08/09/2025 then SOFR + 2.21%, 08/09/2026 (Callable 08/09/2025) (a)	5,000,000	4,974,723
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)	5,000,000	4,168,216
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	4,350,000	3,620,890
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)	5,000,000	4,645,801
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)	550,000	467,751
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033 (a)	10,000,000	9,880,557
MBIA Insurance Corp., 16.84% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(c)	500,000	13,650
Metropolitan Life Insurance Co., 7.80%, 11/01/2025 (a)	390,000	402,914
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	5,000,000	4,854,777
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	5,000,000	4,606,204
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	5,000,000	5,026,424
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)	6,000,000	5,009,970
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	7,000,000	7,062,275
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	10,000,000	9,645,941
3.13%, 07/27/2026	4,750,000	4,544,565
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	15,000,000	15,513,801
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	525,000	481,320
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	18,750,000	15,324,918
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	8,200,000	6,775,902
National Australia Bank Ltd., 2.33%, 08/21/2030 (a)	7,850,000	6,469,914
National Australia Bank Ltd./New York, 3.38%, 01/14/2026	500,000	485,598
National Securities Clearing Corp., 5.10%, 11/21/2027 (Callable 10/21/2027) (a)	6,825,000	6,884,153
Nationwide Building Society, 4.00%, 09/14/2026 (a)	20,675,000	19,836,905
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031 (a)	9,017,000	10,139,414
NatWest Group PLC
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	2,000,000	2,031,940
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029) (b)	4,700,000	4,616,271
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (b)	6,850,000	6,526,514
New York Life Global Funding, 5.00%, 01/09/2034 (a)	4,140,000	4,099,085
Nomura Holdings, Inc.
1.65%, 07/14/2026	13,725,000	12,625,328
3.10%, 01/16/2030	5,000,000	4,436,578
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	6,556,000	6,431,829
Pine Street Trust I, 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	5,000,000	4,753,938
Principal Financial Group, Inc., 3.10%, 11/15/2026 (Callable 08/15/2026)	850,000	809,567
Principal Life Global Funding II, 3.00%, 04/18/2026 (a)	7,000,000	6,687,674
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)	5,000,000	4,905,842
Protective Life Corp., 3.40%, 01/15/2030 (Callable 10/15/2029) (a)	1,400,000	1,236,957
Protective Life Global Funding, 5.21%, 04/14/2026 (a)	9,775,000	9,782,261
Prudential Insurance Co. of America/The, 8.30%, 07/01/2025 (a)	8,600,000	8,817,052
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027 (a)	11,775,000	10,842,378
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032) (a)	14,000,000	12,312,628
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,600,000	5,148,833
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	5,000,000	5,170,682
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (Callable 09/15/2026) (a)	2,000,000	1,825,704
Societe Generale SA
2.63%, 01/22/2025 (a)	3,355,000	3,269,868
4.25%, 04/14/2025 (a)	5,846,000	5,732,569
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025) (a)	3,968,000	3,847,059
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025) (a)	7,415,000	6,889,832
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)	10,000,000	9,165,000
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	2,000,000	1,993,574
Standard Chartered PLC
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025) (a)(b)	19,825,000	19,322,255
3.97% to 03/30/2025 then 1 yr. CMT Rate + 1.65%, 03/30/2026 (Callable 03/30/2025) (a)	4,500,000	4,420,367
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	4,500,000	4,173,784
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	5,000,000	4,609,817
State Street Corp., 2.90% to 03/30/2025 then SOFR + 2.60%, 03/30/2026 (Callable 03/30/2025)	275,000	267,722
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	15,245,000	13,916,117
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	250,000	238,014
5.46%, 01/13/2026	8,100,000	8,128,661
3.54%, 01/17/2028	2,094,000	1,993,733
5.85%, 07/13/2030	12,000,000	12,459,073
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	4,000,000	4,043,017
Swedbank AB, 5.41%, 03/14/2029 (a)	7,000,000	7,002,475
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	12,500,000	12,271,420
Synchrony Financial
4.25%, 08/15/2024 (Callable 05/15/2024)	5,275,000	5,241,229
4.50%, 07/23/2025 (Callable 04/23/2025)	775,000	759,422
3.70%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,851,270
Toronto-Dominion Bank, 4.46%, 06/08/2032	13,000,000	12,443,005
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)	1,125,000	1,103,774
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	4,000,000	4,268,995
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	15,000,000	13,057,382
UBS Group AG
4.49% to 08/05/2024 then 1 yr. CMT Rate + 1.60%, 08/05/2025 (Callable 08/05/2024) (a)	5,000,000	4,975,275
2.59% to 09/11/2024 then SOFR + 1.56%, 09/11/2025 (Callable 09/11/2024) (a)	12,395,000	12,219,244
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	12,400,000	12,442,683
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	5,000,000	4,547,699
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	500,000	482,672
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027) (a)	1,500,000	1,468,921
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)	7,750,000	7,332,778
Voya Financial, Inc., 3.65%, 06/15/2026	2,910,000	2,803,299
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	5,000,000	4,850,803
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026 (Callable 04/30/2025)	16,000,000	15,410,146
3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027 (Callable 06/17/2026)	600,000	573,158
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,282,586
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	10,864,000	9,948,288
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,000,000	4,930,033
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	8,000,000	8,097,059
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	8,000,000	8,333,369
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	5,175,000	5,141,232
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	4,250,000	4,407,227
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	2,300,000	2,237,977
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	4,000,000	3,961,693
Willis North America, Inc.
3.60%, 05/15/2024 (Callable 05/02/2024)	8,150,000	8,125,816
4.65%, 06/15/2027 (Callable 05/15/2027)	8,000,000	7,873,382
4.50%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,575,254
2.95%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,793,088
		1,731,877,348
Industrials - 17.6%
Adventist Health System, 2.95%, 03/01/2029 (Callable 12/01/2028)	250,000	224,630
Agilent Technologies, Inc.
3.05%, 09/22/2026 (Callable 06/22/2026)	1,495,000	1,424,536
2.10%, 06/04/2030 (Callable 03/04/2030)	250,000	211,351
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)	275,000	235,331
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028) (a)	2,500,000	2,534,372
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)	7,000,000	6,873,816
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	3,160,000	2,915,167
Allegion US Holding Co., Inc.
3.20%, 10/01/2024 (Callable 08/01/2024)	4,998,000	4,930,733
5.41%, 07/01/2032 (Callable 04/01/2032)	2,000,000	2,005,819
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)	7,025,000	6,053,592
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)	7,800,000	7,802,873
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)	11,600,000	11,722,566
Anglo American Capital PLC
4.00%, 09/11/2027 (a)	1,497,000	1,429,115
2.25%, 03/17/2028 (Callable 01/17/2028) (a)	6,500,000	5,779,270
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	300,000	255,583
5.50%, 05/02/2033 (Callable 02/02/2033) (a)	4,500,000	4,478,181
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033	8,085,000	9,037,703
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029) (a)	4,207,000	4,112,910
ArcelorMittal
4.55%, 03/11/2026	11,355,000	11,170,448
6.55%, 11/29/2027 (Callable 10/29/2027)	10,000,000	10,381,531
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (a)	10,075,000	9,175,317
4.00%, 05/01/2028 (Callable 04/12/2024) (a)	7,166,000	6,734,971
4.25%, 11/01/2029 (Callable 11/01/2024) (a)	2,000,000	1,865,037
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	11,225,000	10,978,506
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	3,075,000	3,112,575
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)	2,425,000	2,362,655
4.30%, 02/15/2030 (Callable 11/15/2029)	9,604,000	9,232,274
2.25%, 02/01/2032 (Callable 11/01/2031)	8,975,000	7,300,312
2.55%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,029,883
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)	2,000,000	2,083,401
Becton Dickinson and Co., 3.73%, 12/15/2024 (Callable 09/15/2024)	82,000	80,945
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	2,775,000	2,797,356
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	12,095,000	12,198,770
4.80%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,724,410
3.40%, 02/15/2031 (Callable 11/15/2030)	225,000	199,628
5.63%, 08/01/2034 (Callable 05/01/2034)	10,000,000	10,004,078
British Telecommunications PLC, 9.63%, 12/15/2030	19,931,000	24,455,843
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027 (Callable 10/15/2026)	5,000,000	4,846,287
Broadcom, Inc.
3.15%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,836,926
4.75%, 04/15/2029 (Callable 01/15/2029)	250,000	246,878
4.15%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,570,682
2.45%, 02/15/2031 (Callable 11/15/2030) (a)	10,000,000	8,429,157
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)	250,000	240,078
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027 (Callable 06/25/2027)	5,225,000	5,015,138
Campbell Soup Co., 3.95%, 03/15/2025 (Callable 01/15/2025)	3,900,000	3,840,545
Carlisle Cos., Inc., 3.75%, 12/01/2027 (Callable 09/01/2027)	275,000	262,236
Carrier Global Corp., 2.24%, 02/15/2025 (Callable 01/15/2025)	1,921,000	1,863,006
CBRE Services, Inc., 5.50%, 04/01/2029 (Callable 03/01/2029)	10,000,000	10,066,023
Celanese US Holdings LLC, 6.05%, 03/15/2025	2,705,000	2,708,886
CF Industries, Inc., 4.50%, 12/01/2026 (a)	5,950,000	5,803,746
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)	12,600,000	12,238,133
Charter Communications Operating LLC
4.91%, 07/23/2025 (Callable 04/23/2025)	1,502,000	1,483,929
3.75%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,657,951
4.20%, 03/15/2028 (Callable 12/15/2027)	12,070,000	11,373,948
2.25%, 01/15/2029 (Callable 11/15/2028)	2,200,000	1,872,754
5.05%, 03/30/2029 (Callable 12/30/2028)	4,155,000	4,005,934
4.40%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,291,905
6.38%, 10/23/2035 (Callable 04/23/2035)	1,790,000	1,770,994
Cheniere Energy Partners LP, 5.95%, 06/30/2033 (Callable 12/30/2032)	4,000,000	4,096,984
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033) (a)	6,600,000	6,645,831
Cigna Corp., 4.50%, 02/25/2026 (Callable 11/27/2025)	196,000	193,639
CK Hutchison International Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031) (a)	5,000,000	4,276,328
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	250,000	235,141
4.55%, 04/10/2028 (Callable 03/10/2028)	6,800,000	6,665,670
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	2,518,000	2,419,682
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)	8,875,000	7,883,272
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025 (Callable 03/01/2025)	880,000	867,724
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028) (a)	9,125,000	9,328,709
CommonSpirit Health, 2.76%, 10/01/2024 (Callable 07/01/2024)	525,000	516,884
Conagra Brands, Inc.
4.60%, 11/01/2025 (Callable 09/01/2025)	500,000	493,737
8.25%, 09/15/2030	1,140,000	1,314,174
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	4,000,000	4,044,701
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,460,108
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033) (a)	5,000,000	5,037,570
Cox Communications, Inc.
3.85%, 02/01/2025 (Callable 11/01/2024) (a)	2,800,000	2,755,334
3.35%, 09/15/2026 (Callable 06/15/2026) (a)	2,527,000	2,418,170
5.70%, 06/15/2033 (Callable 03/15/2033) (a)	2,000,000	2,025,187
Crown Castle, Inc., 5.60%, 06/01/2029 (Callable 05/01/2029)	3,000,000	3,042,522
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,405,722
4.30%, 03/25/2028 (Callable 12/25/2027)	5,818,000	5,679,758
5.25%, 02/21/2033 (Callable 11/21/2032)	8,550,000	8,557,962
5.30%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,498,857
CVS Pass-Through Trust
6.04%, 12/10/2028	6,369,988	6,434,290
5.77%, 01/10/2033 (a)	163,498	161,989
5.93%, 01/10/2034 (a)	8,008,246	7,867,166
4.16%, 08/11/2036 (a)	2,468,969	2,161,434
Daimler Truck Finance North America LLC, 3.65%, 04/07/2027 (a)	13,825,000	13,259,704
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (Callable 03/15/2026)	3,346,000	3,389,538
4.90%, 10/01/2026 (Callable 08/01/2026)	425,000	422,505
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	10,900,000	9,667,029
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)	3,275,000	2,786,234
Dow Chemical Co., 4.55%, 11/30/2025 (Callable 09/30/2025)	165,000	162,971
DuPont de Nemours, Inc., 4.49%, 11/15/2025 (Callable 09/15/2025)	4,450,000	4,391,586
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	12,000,000	10,948,949
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	10,000,000	10,055,946
EI du Pont de Nemours and Co., 1.70%, 07/15/2025 (Callable 06/15/2025)	10,000,000	9,546,961
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	9,000,000	9,107,671
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	10,000,000	10,030,552
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)	12,600,000	10,691,832
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	475,000	462,065
5.50%, 06/01/2027 (Callable 03/01/2027)	18,231,000	18,345,790
6.00%, 02/01/2029 (Callable 05/02/2024) (a)	4,000,000	4,035,482
5.25%, 04/15/2029 (Callable 01/15/2029)	14,264,000	14,283,113
8.25%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,706,452
3.75%, 05/15/2030 (Callable 02/15/2030)	275,000	253,652
7.38%, 02/01/2031 (Callable 02/01/2026) (a)	3,000,000	3,140,598
EQT Corp., 5.75%, 02/01/2034 (Callable 11/01/2033)	5,425,000	5,403,762
EQT Midstream Partners LP, 4.13%, 12/01/2026 (Callable 09/01/2026)	5,000,000	4,813,324
Equifax, Inc., 2.60%, 12/01/2024 (Callable 11/01/2024)	5,000,000	4,901,017
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,268,316
3.90%, 04/15/2032 (Callable 01/15/2032)	11,000,000	9,953,126
Express Scripts Holding Co., 4.50%, 02/25/2026 (Callable 11/27/2025)	11,738,000	11,532,941
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	6,230,000	6,100,518
4.65%, 04/20/2032 (Callable 01/20/2032) (a)	8,000,000	7,640,479
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,409,699
5.10%, 07/15/2032 (Callable 04/15/2032)	4,750,000	4,761,631
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)	16,000,000	14,700,585
4.20%, 10/01/2028 (Callable 07/01/2028)	1,035,000	998,953
3.50%, 07/01/2029 (Callable 04/01/2029)	700,000	651,805
5.63%, 08/21/2033 (Callable 05/21/2033)	5,325,000	5,446,386
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	3,515,000	2,839,396
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	6,765,000	6,561,566
4.88%, 05/12/2030 (Callable 02/12/2030)	4,073,000	3,965,566
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030) (a)	7,000,000	5,993,605
2.30%, 10/01/2031 (Callable 07/01/2031) (a)	10,225,000	8,287,034
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	300,000	251,579
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,037,466
6.80%, 11/07/2028 (Callable 10/07/2028)	5,000,000	5,221,934
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,482,538
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	3,000,000	3,181,061
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)	691,000	683,437
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)	20,000,000	18,090,832
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	500,000	449,644
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	5,861,000	5,909,413
General Motors Financial Co., Inc.
2.90%, 02/26/2025 (Callable 01/26/2025)	4,000,000	3,902,352
5.40%, 05/08/2027	11,100,000	11,129,575
6.00%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,538,191
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,266,331
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	7,525,000	7,419,408
Genpact Luxembourg SARL, 1.75%, 04/10/2026 (Callable 03/10/2026)	21,600,000	20,047,147
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	4,850,000	4,690,277
3.88%, 10/27/2027 (Callable 07/27/2027) (a)	1,150,000	1,096,980
5.40%, 05/08/2028 (Callable 04/08/2028) (a)	12,200,000	12,273,079
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	175,000	172,228
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	6,000,000	6,015,120
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	6,343,000	5,388,657
6.38%, 10/06/2030 (Callable 08/06/2030) (a)	3,725,000	3,930,197
2.63%, 09/23/2031 (Callable 06/23/2031) (a)	8,350,000	6,966,511
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	4,535,000	4,185,272
2.90%, 05/15/2030 (Callable 02/15/2030)	275,000	239,002
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026) (a)	300,000	278,086
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)	300,000	285,091
HP, Inc., 2.20%, 06/17/2025 (Callable 05/17/2025)	18,325,000	17,640,757
Hubbell, Inc., 3.35%, 03/01/2026 (Callable 12/01/2025)	225,000	217,545
Hyundai Capital America
2.65%, 02/10/2025 (Callable 01/10/2025) (a)	525,000	511,758
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	5,825,000	5,417,128
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	15,000,000	13,725,612
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	7,975,000	8,219,323
IDEX Corp., 3.00%, 05/01/2030 (Callable 02/01/2030)	1,100,000	970,380
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)	7,000,000	7,095,107
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	550,000	486,889
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,074,562
International Business Machines Corp., 3.30%, 05/15/2026	6,900,000	6,659,240
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)	10,000,000	8,869,085
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026 (Callable 01/01/2026)	3,500,000	3,420,225
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (Callable 12/15/2033) (a)	10,275,000	10,813,122
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.75%, 04/01/2033 (Callable 01/01/2033)	8,000,000	7,883,770
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,689,877
Kinder Morgan, Inc.
4.30%, 06/01/2025 (Callable 03/01/2025)	300,000	295,793
7.80%, 08/01/2031	15,425,000	17,452,967
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)	8,129,000	7,880,704
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	5,900,000	5,408,761
2.70%, 10/15/2028 (Callable 08/15/2028)	2,730,000	2,420,001
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)	410,000	393,049
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,445,046
Lennox International, Inc.
1.35%, 08/01/2025 (Callable 07/01/2025)	7,000,000	6,621,786
1.70%, 08/01/2027 (Callable 06/01/2027)	475,000	426,692
Lundin Energy Finance BV, 2.00%, 07/15/2026 (Callable 06/15/2026) (a)	14,122,000	13,054,757
LYB International Finance III LLC, 2.25%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,215,833
Marathon Petroleum Corp., 5.13%, 12/15/2026 (Callable 09/15/2026)	150,000	150,050
Marriott International, Inc./MD, 5.00%, 10/15/2027 (Callable 09/15/2027)	10,000,000	9,974,111
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)	200,000	174,458
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (a)	9,240,000	8,876,345
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (Callable 03/01/2024) (a)	7,450,000	7,450,000
4.63%, 04/01/2029 (Callable 01/01/2029) (a)	2,975,000	2,873,620
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,724,353
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025) (a)	1,050,000	1,026,006
MPLX LP
4.88%, 06/01/2025 (Callable 03/01/2025)	10,219,000	10,135,658
1.75%, 03/01/2026 (Callable 02/01/2026)	300,000	280,417
4.13%, 03/01/2027 (Callable 12/01/2026)	275,000	268,113
2.65%, 08/15/2030 (Callable 05/15/2030)	3,950,000	3,393,977
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)	4,991,000	4,849,433
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/01/2025)	550,000	533,725
Occidental Petroleum Corp.
2.90%, 08/15/2024 (Callable 07/15/2024)	5,000,000	4,940,447
7.50%, 10/15/2026	1,288,000	1,327,949
8.88%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,161,841
7.50%, 05/01/2031	2,000,000	2,226,556
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	5,000,000	3,492,338
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	11,050,000	10,367,002
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,709,127
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,162,853
Orange SA, 9.00%, 03/01/2031	4,125,000	5,002,596
PeaceHealth Obligated Group, 1.38%, 11/15/2025 (Callable 08/15/2025)	550,000	511,705
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (Callable 10/01/2024) (a)	8,000,000	7,858,360
3.95%, 03/10/2025 (Callable 01/10/2025) (a)	12,000,000	11,808,476
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	6,500,000	6,366,270
5.88%, 11/15/2027 (Callable 10/15/2027) (a)	7,200,000	7,322,030
5.70%, 02/01/2028 (Callable 01/01/2028) (a)	2,900,000	2,940,667
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	4,425,000	4,474,466
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	500,000	454,196
2.15%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,398,087
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	17,527,000	16,052,645
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (a)	5,450,000	4,984,151
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,359,754
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	15,000,000	13,489,713
5.30%, 02/15/2034 (Callable 11/15/2033)	4,900,000	4,860,846
Roper Technologies, Inc.
3.80%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,404,801
2.00%, 06/30/2030 (Callable 03/30/2030)	14,675,000	12,256,850
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,539,785
5.25%, 06/01/2028 (Callable 05/01/2028)	6,000,000	6,030,142
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 12/31/2025)	10,280,000	10,365,093
4.50%, 05/15/2030 (Callable 11/15/2029)	10,450,000	10,057,213
5.90%, 09/15/2037 (Callable 03/15/2037)	3,000,000	3,117,752
Samarco Mineracao SA, 9.50% (9.00% PIK), 06/30/2031 (Callable 04/17/2024) (a)	1,789,942	1,615,463
Sherwin-Williams Co., 3.30%, 02/01/2025 (Callable 11/01/2024)	3,851,000	3,773,796
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	5,250,000	4,334,851
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	7,800,000	7,983,653
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	15,000,000	13,910,694
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033) (a)	10,000,000	10,024,537
Southern Natural Gas Co. LLC
7.35%, 02/15/2031	8,020,000	8,545,340
8.00%, 03/01/2032	2,523,000	2,902,699
Sprint Capital Corp., 6.88%, 11/15/2028	13,000,000	13,836,433
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,062,839
Steel Dynamics, Inc., 2.80%, 12/15/2024 (Callable 11/15/2024)	325,000	318,919
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026) (a)	575,000	524,033
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,414,696
Targa Resources Corp., 5.20%, 07/01/2027 (Callable 06/01/2027)	5,000,000	4,994,845
TC PipeLines LP
4.38%, 03/13/2025 (Callable 12/13/2024)	5,500,000	5,429,277
3.90%, 05/25/2027 (Callable 02/25/2027)	13,850,000	13,253,177
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	225,000	220,628
4.13%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,328,917
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 04/15/2024)	4,000,000	3,693,691
3.88%, 04/15/2030 (Callable 01/15/2030)	23,206,000	21,734,706
Toll Road Investors Partnership II LP
0.00%, 02/15/2026 (a)(d)	5,000,000	4,351,745
0.00%, 02/15/2028 (a)(d)	750,000	562,307
Trane Technologies Co. LLC, 6.39%, 11/15/2027	1,195,000	1,219,536
TransCanada PipeLines Ltd., 5.60%, 03/31/2034	1,335,000	1,351,220
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026	4,748,000	4,937,191
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)	10,000,000	9,216,578
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)	8,175,000	6,986,638
Tyson Foods, Inc., 4.00%, 03/01/2026 (Callable 01/01/2026)	3,000,000	2,927,377
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	9,500,000	8,539,724
6.13%, 06/12/2033 (Callable 03/12/2033)	20,000,000	20,203,640
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)	300,000	273,694
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)	10,000,000	9,773,941
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	15,000,000	16,790,400
Verisk Analytics, Inc., 4.13%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,885,714
Verizon Communications, Inc.
4.13%, 03/16/2027	3,196,000	3,130,136
3.00%, 03/22/2027 (Callable 01/22/2027)	13,000,000	12,324,460
2.10%, 03/22/2028 (Callable 01/22/2028)	5,750,000	5,176,851
4.33%, 09/21/2028	2,351,000	2,300,136
4.02%, 12/03/2029 (Callable 09/03/2029)	5,628,000	5,371,861
2.36%, 03/15/2032 (Callable 12/15/2031)	2,309,000	1,897,728
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026) (a)	25,000,000	23,224,786
4.90%, 04/21/2027 (Callable 03/21/2027) (a)	10,500,000	10,316,778
3.20%, 04/21/2031 (Callable 01/21/2031) (a)	1,605,000	1,390,495
VMware, Inc., 1.40%, 08/15/2026 (Callable 07/15/2026)	900,000	822,227
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028) (a)	6,000,000	6,239,131
Vontier Corp.
1.80%, 04/01/2026 (Callable 03/01/2026)	6,300,000	5,849,816
2.40%, 04/01/2028 (Callable 02/01/2028)	16,375,000	14,520,204
Wabtec Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	11,050,000	10,569,994
4.70%, 09/15/2028 (Callable 06/15/2028)	1,500,000	1,475,662
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026 (Callable 03/01/2026)	106,000	101,041
3.20%, 04/15/2030 (Callable 01/15/2030)	6,335,000	5,509,099
Warnermedia Holdings, Inc.
6.41%, 03/15/2026 (Callable 04/12/2024)	6,000,000	6,000,113
4.05%, 03/15/2029 (Callable 01/15/2029)	6,000,000	5,616,900
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)	875,000	771,297
Western Digital Corp., 2.85%, 02/01/2029 (Callable 12/01/2028)	10,000,000	8,714,435
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)	7,195,000	6,941,625
4.05%, 02/01/2030 (Callable 11/01/2029)	2,000,000	1,862,403
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,856,257
Williams Cos., Inc., 7.50%, 01/15/2031	6,650,000	7,403,606
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)	9,000,000	8,291,561
Woodside Finance Ltd., 4.50%, 03/04/2029 (Callable 12/04/2028) (a)	10,000,000	9,642,044
WRKCo, Inc.
4.65%, 03/15/2026 (Callable 01/15/2026)	275,000	271,558
3.90%, 06/01/2028 (Callable 03/01/2028)	8,275,000	7,892,749
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)	1,150,000	1,106,144
Zoetis, Inc., 4.50%, 11/13/2025 (Callable 08/13/2025)	2,000,000	1,974,808
		1,613,431,466
Utilities - 1.8%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (Callable 02/28/2029) (a)	7,000,000	7,213,195
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028) (a)	4,400,000	4,226,442
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)	10,975,000	10,296,046
DTE Electric Company, 2.63%, 03/01/2031 (Callable 12/01/2030)	275,000	238,072
DTE Energy Co., 5.10%, 03/01/2029 (Callable 02/01/2029)	15,000,000	14,939,850
DTE Energy Company, 4.88%, 06/01/2028 (Callable 05/01/2028)	18,000,000	17,805,035
Duquesne Light Holdings, Inc., 2.78%, 01/07/2032 (Callable 10/07/2031) (a)	12,400,000	10,130,919
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030) (a)	550,000	452,017
Enel Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027) (a)	10,000,000	9,835,660
3.50%, 04/06/2028 (a)	14,675,000	13,839,399
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)	13,250,000	11,577,889
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	275,000	221,240
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	325,000	305,051
FirstEnergy Corp., 2.05%, 03/01/2025 (Callable 02/01/2025)	6,450,000	6,192,080
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	275,000	259,609
2.95%, 05/14/2030 (Callable 02/14/2030) (a)	15,717,000	13,859,220
5.40%, 06/01/2033 (Callable 03/01/2033) (a)	4,275,000	4,267,837
KeySpan Corp., 8.00%, 11/15/2030	2,000,000	2,250,480
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)	10,000,000	10,061,296
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,092,359
5.42%, 01/11/2034 (Callable 10/11/2033)	5,125,000	5,097,704
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,328,790
Pacific Gas and Electric Co.
3.45%, 07/01/2025	259,500	252,478
3.75%, 07/01/2028	259,500	242,977
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)	325,000	289,998
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)	8,100,000	8,359,271
		162,634,914
TOTAL CORPORATE BONDS (Cost $3,645,240,444)		3,507,943,728

COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 3.8%	Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	575,000	544,640
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	2,665,000	2,521,851
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)	837,706	811,523
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	950,000	896,993
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	575,000	529,955
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	9,275,000	8,766,260
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	895,000	849,606
BANK-2022
Series 2022-BNK40, Class ASB, 3.39%, 03/15/2064 (Callable 03/15/2032) (e)	16,205,000	15,181,494
Series 2022-BNK44, Class A5, 5.75%, 11/15/2055 (Callable 11/15/2032) (e)	13,475,000	14,195,655
Benchmark Mortgage Trust, Series 2022-B33, Class ASB, 3.47%, 03/15/2055 (Callable 03/15/2032)	6,407,000	5,975,293
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058 (Callable 05/10/2026)	125,720	123,011
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class A4, 3.62%, 07/10/2047 (Callable 07/10/2024)	5,285,000	5,243,901
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2025)	15,860,000	15,348,334
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)	6,121,353	5,737,697
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)	2,350,000	2,198,893
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	350,000	328,379
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,364,290
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	19,610,172	18,330,195
Computershare Corporate Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/2047 (Callable 01/15/2025)	1,828,479	1,811,859
Series 2015-C26, Class ASB, 2.99%, 02/15/2048 (Callable 02/15/2025)	13,653	13,514
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	18,194,000	17,625,028
Series 2015-P2, Class ASB, 3.66%, 12/15/2048 (Callable 12/15/2025)	4,172,092	4,099,244
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	34,843,144	33,757,311
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	4,966,000	4,666,002
Series 2017-C40, Class A3, 3.32%, 10/15/2050 (Callable 10/15/2027)	8,800,000	8,333,510
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	4,100,000	3,982,855
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	14,625,000	13,167,338
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 01/15/2049 (Callable 05/15/2026)	7,545,000	7,144,733
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	1,640,000	1,543,130
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	5,500,000	5,106,076
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)	5,025,000	4,781,981
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)	6,866,000	6,233,111
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028) (e)	9,372,252	8,771,917
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	7,168,000	6,736,570
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 06/15/2027)	18,900,000	17,514,490
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 10/15/2024)	600,000	594,111
Series 2014-C25, Class ASB, 3.41%, 11/15/2047 (Callable 11/15/2024)	27,534	27,342
Series 2014-C26, Class A4, 3.49%, 01/15/2048 (Callable 01/15/2025)	14,480,202	14,214,283
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	250,000	239,760
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	17,200,000	15,912,014
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	5,300,000	4,939,221
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.79%, 04/15/2055 (Callable 04/15/2032) (e)	9,422,000	8,944,358
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	29,745,000	28,785,727
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,450,000	13,462,802
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	9,221,000	8,557,394
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 12/15/2026)	9,607,210	9,044,540
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class ASB, 3.32%, 11/15/2047 (Callable 11/15/2024)	640,469	636,809
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $369,546,606)		350,595,000

RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 3.4%	Par	Value
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 02/25/2026) (a)(f)	22,793,572	22,036,898
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2024) (a)(e)	1,116,239	1,045,492
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2025) (a)(f)	17,135,860	15,882,924
Banc of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 09/20/2034 (Callable 05/20/2024)	504,442	455,713
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 3.68%, 07/25/2034 (Callable 04/25/2024) (e)	341,666	302,903
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2043) (a)(e)	29,925,787	29,433,250
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (a)(e)	33,436,569	32,989,242
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	38,985,597	36,490,774
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	21,412,076	19,435,482
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	21,095,992	20,465,325
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	21,732,467	21,158,947
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 09/17/2024) (a)	16,174,621	14,922,261
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)	31,762,684	27,859,136
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 04/25/2024)	140,338	135,918
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 03/25/2025) (a)(e)	25,568,773	24,469,352
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 04/25/2039) (a)(e)	127,746	123,457
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 01/25/2035) (a)(e)	170,187	162,838
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 10/25/2030) (a)(e)	1,153,217	1,088,876
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 03/25/2039) (a)(e)	3,886,722	3,648,623
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 04/25/2024 (Callable 04/25/2024)	1,181	1,093
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.12%, 10/25/2043 (Callable 04/25/2024) (e)	801,855	761,483
Towd Point Mortgage Trust
Series 2017-1, Class A1, 2.75%, 10/25/2056 (Callable 08/25/2033) (a)(e)	62,521	62,256
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 04/25/2029) (a)(e)	28,803	27,756
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 04/25/2036) (a)(e)	139,567	129,081
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2029) (a)(e)	93,906	91,728
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 12/25/2027) (a)(e)	3,431,358	3,257,377
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2031) (a)(e)	11,390,511	10,649,320
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2031) (a)	10,997,594	9,655,535
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 01/25/2034) (a)(e)	5,405,098	4,992,636
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 10/25/2030) (a)(e)	9,331,639	8,738,344
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 4.65%, 06/25/2034 (Callable 04/25/2024) (e)	720,388	650,727
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 04/25/2024)	874,390	860,330
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $323,133,195)		311,985,077

ASSET-BACKED SECURITIES - 3.2%	Par	Value
Chase Auto Owner Trust, Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 03/25/2028) (a)	27,475,000	27,815,555
DLLAD LLC, Series 2023-1A, Class A3, 4.79%, 01/20/2028 (Callable 10/20/2027) (a)	29,500,000	29,206,428
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	23,275,000	23,583,457
General Motors Co., Series 2023-2, Class A, 5.34%, 06/15/2030 (a)	448,000	454,297
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029) (a)	18,425,000	18,514,041
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 04/15/2026) (a)	15,000,000	15,124,232
IPFS Corp., Series 2023-C, Class A, 5.52%, 10/15/2028 (a)	16,975,000	17,130,129
Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, 07/17/2028 (Callable 10/15/2027) (a)	26,850,000	26,843,164
Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, 02/01/2029	17,618,322	17,262,257
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 09/15/2029) (a)	14,336,108	12,544,533
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 11/15/2029) (a)	2,058,058	1,817,039
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 02/15/2030) (a)	16,065,734	15,359,728
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	4,334,822	3,920,130
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 01/20/2032) (a)	1,005,529	918,482
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027 (a)	24,675,000	24,311,303
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)	16,200,000	14,522,777
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027 (Callable 09/20/2026) (a)	17,375,000	17,648,194
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	14,737,520	14,264,484
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2024) (a)(g)	4,428,060	4,222,589
Verizon Master Trust, Series 2023-1, Class A, 4.49%, 01/22/2029 (Callable 01/20/2026)	9,327,000	9,218,562
TOTAL ASSET-BACKED SECURITIES (Cost $299,584,297)		294,681,381

MUNICIPAL BONDS - 1.3%	Par	Value
California Community Choice Financing Authority, 6.13%, 04/01/2030	2,510,000	2,553,231
City of College Park GA, 5.97%, 01/01/2031	2,095,000	2,145,004
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)	5,640,000	5,882,199
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,305,808
Dallas/Fort Worth International Airport, 1.33%, 11/01/2025	525,000	495,739
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)	5,250,000	4,446,223
GBG LLC, 2.25%, 09/01/2030 (a)	790,671	697,887
Illinois Housing Development Authority, 6.50%, 04/01/2054 (Callable 10/01/2032)	18,420,000	19,418,398
Massachusetts Educational Financing Authority
1.92%, 07/01/2027	10,000,000	9,138,746
2.16%, 07/01/2028	10,000,000	9,001,951
Minnesota Housing Finance Agency, 6.50%, 07/01/2054 (Callable 01/01/2033)	4,125,000	4,338,079
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)	2,575,000	2,679,072
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	7,000,000	6,071,846
3.30%, 04/01/2032 (Callable 01/01/2032)	13,600,000	10,581,725
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (h)	1,600,000	1,661,287
5.00%, 12/01/2028 (h)	1,225,000	1,287,488
5.00%, 12/01/2028 (h)	1,205,000	1,266,468
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)	3,480,000	2,842,157
Niagara Area Development Corp.
3.00%, 05/01/2025	1,000,000	972,170
3.20%, 05/01/2026	1,995,000	1,909,649
3.27%, 05/01/2027	2,060,000	1,942,428
3.37%, 05/01/2028	2,130,000	1,983,818
3.42%, 05/01/2029	2,200,000	2,016,894
San Diego Convention Center Expansion Financing Authority
1.99%, 04/15/2026	3,440,000	3,231,764
2.36%, 04/15/2028	1,325,000	1,204,228
South Dakota Housing Development Authority, 2.70%, 11/01/2036 (Callable 11/01/2025)	290,000	284,930
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)	10,000,000	10,406,124
Westvaco Corp., 7.67%, 01/15/2027 (a)	8,400,000	8,714,645
TOTAL MUNICIPAL BONDS (Cost $128,037,663)		119,479,958

COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES - 0.4%	Par	Value
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 02/25/2028)	7,375,000	7,046,543
Series K076, Class A2, 3.90%, 04/25/2028 (Callable 05/25/2028)	22,525,000	21,915,649
Series K092, Class A2, 3.30%, 04/25/2029 (Callable 07/25/2029)	11,943,000	11,257,398
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES (Cost $41,251,963)		40,219,590

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)	20,487,000	17,428,246
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $19,789,999)		17,428,246

RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES - 0.0%	Par	Value
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028	785	798
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES (Cost $770)		798

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class U, 5.25%(i)	135,324,830	135,324,830

TOTAL SHORT-TERM INVESTMENTS (Cost $135,324,830)		135,324,830

TOTAL INVESTMENTS - 100.2% (Cost $9,455,931,567)		$9,223,871,501
Liabilities in Excess of Other Assets - (0.2)%		(15,832,540)
TOTAL NET ASSETS - 100.0%		$9,208,038,961

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $1,819,373,795 or 19.8% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(f)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(h)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2024, the total value of securities subject to the AMT was $4,215,243 or 0.0% of net assets.
(i)	The rate shown represents the 7-day effective yield as of March 31, 2024.

 Baird Intermediate Bond Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	–	4,446,212,893	–	4,446,212,893
Corporate Bonds	–	3,507,943,728	–	3,507,943,728
Commercial Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	350,595,000	–	350,595,000
Residential Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	311,985,077	–	311,985,077
Asset-Backed Securities	–	294,681,381	–	294,681,381
Municipal Bonds	–	119,479,958	–	119,479,958
Commercial Mortgage-Backed Security - U.S. Government Agency Issues	–	40,219,590	–	40,219,590
Other Government Related Securities	–	17,428,246	–	17,428,246
Residential Mortgage-Backed Security - U.S. Government Agency Issues	–	798	–	798
Money Market Funds	135,324,830	–	–	135,324,830
Total Assets	135,324,830	9,088,546,671	–	9,223,871,501

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.